UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21497

ALLIANCEBERNSTEIN CORPORATE SHARES

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2015

Date of reporting period: July 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Corporate Income Shares

Portfolio of Investments

July 31, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 90.0%
Industrial - 46.8%
Basic - 5.4%
Alpek SA de CV
4.50%, 11/20/22 (a)	$200	$201,480
Celulosa Arauco y Constitucion SA
4.50%, 8/01/24 (a)	200	199,568
CF Industries, Inc.
7.125%, 5/01/20	50	60,733
Dow Chemical Co. (The)
8.55%, 5/15/19	185	235,611
Freeport-McMoRan, Inc.
2.375%, 3/15/18	69	69,628
Fresnillo PLC
5.50%, 11/13/23 (a)	200	210,250
Georgia-Pacific LLC
7.25%, 6/01/28	240	312,416
Glencore Funding LLC
3.125%, 4/29/19 (a)	70	70,987
International Paper Co.
4.75%, 2/15/22	175	190,642
7.50%, 8/15/21	80	101,116
LyondellBasell Industries NV
5.00%, 4/15/19	200	223,264
Mosaic Co. (The)
4.25%, 11/15/23	120	125,753
Plains Exploration & Production Co.
6.50%, 11/15/20	179	198,690
Teck Resources Ltd.
4.50%, 1/15/21	100	105,098
Vale SA
5.625%, 9/11/42	38	37,313
Yamana Gold, Inc.
4.95%, 7/15/24 (a)	102	102,024

		2,444,573

Capital Goods - 1.4%
Boeing Co. (The)
5.875%, 2/15/40	140	175,434
Embraer SA
5.15%, 6/15/22	200	214,760
Owens Corning
9.00%, 6/15/19	210	262,948

		653,142

Communications - Media - 5.4%
21st Century Fox America, Inc.
7.43%, 10/01/26	55	69,094
8.875%, 4/26/23	125	167,242
CBS Corp.
5.75%, 4/15/20	169	194,219
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	110	159,021
COX Communications, Inc.
5.875%, 12/01/16 (a)	135	148,488

	Principal Amount (000)	U.S. $ Value
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22	$90	$92,236
4.45%, 4/01/24	100	104,745
5.20%, 3/15/20	53	59,134
Discovery Communications LLC
4.875%, 4/01/43	84	83,969
Moody’s Corp.
2.75%, 7/15/19	79	79,449
Omnicom Group, Inc.
6.25%, 7/15/19	165	193,194
TCI Communications, Inc.
7.875%, 2/15/26	150	208,405
Thomson Reuters Corp.
1.30%, 2/23/17	375	374,024
Time Warner Cable, Inc.
4.50%, 9/15/42	65	63,158
5.50%, 9/01/41	25	27,708
5.875%, 11/15/40	30	34,923
6.55%, 5/01/37	39	48,304
Time Warner, Inc.
4.70%, 1/15/21	60	66,024
6.25%, 3/29/41	85	100,657
Viacom, Inc.
4.25%, 9/01/23	120	124,601
5.25%, 4/01/44	50	52,440

		2,451,035

Communications - Telecommunications - 7.2%
American Tower Corp.
3.40%, 2/15/19	40	41,460
4.50%, 1/15/18	40	43,247
7.25%, 5/15/19	150	180,045
Ameritech Capital Funding Corp.
6.55%, 1/15/28	130	152,966
AT&T, Inc.
3.00%, 2/15/22	420	416,193
3.875%, 8/15/21	230	242,799
BellSouth Corp.
6.55%, 6/15/34	145	175,522
British Telecommunications PLC
9.625%, 12/15/30	175	276,350
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (a)	190	198,965
Telefonica Emisiones SAU
5.462%, 2/16/21	345	388,364
Verizon Communications, Inc.
2.55%, 6/17/19	46	46,554
3.50%, 11/01/21	275	281,787
4.50%, 9/15/20	50	54,430
5.15%, 9/15/23	397	439,350
6.55%, 9/15/43	104	130,609
Verizon New York, Inc.
Series B
7.375%, 4/01/32	170	210,736

		3,279,377

	Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Automotive - 2.3%
Ford Motor Co.
6.50%, 8/01/18	$225	$261,318
Ford Motor Credit Co. LLC
5.875%, 8/02/21	575	669,658
TRW Automotive, Inc.
4.45%, 12/01/23 (a)	120	122,100

		1,053,076

Consumer Cyclical - Other - 1.2%
Carnival Corp.
1.875%, 12/15/17	180	180,120
Host Hotels & Resorts LP
Series D
3.75%, 10/15/23	91	89,874
Marriott International, Inc./DE
3.00%, 3/01/19	151	155,726
Wyndham Worldwide Corp.
2.50%, 3/01/18	115	116,204

		541,924

Consumer Cyclical - Restaurants - 0.1%
Yum! Brands, Inc.
3.875%, 11/01/20	60	62,476

Consumer Cyclical - Retailers - 2.3%
Advance Auto Parts, Inc.
4.50%, 12/01/23	115	120,713
CVS Caremark Corp.
5.75%, 5/15/41	150	177,636
Dollar General Corp.
3.25%, 4/15/23	105	99,959
Gap, Inc. (The)
5.95%, 4/12/21	100	114,770
Home Depot, Inc. (The)
5.40%, 9/15/40	130	151,576
5.875%, 12/16/36	30	36,980
Kohl’s Corp.
6.25%, 12/15/17	85	97,208
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22	250	260,837

		1,059,679

Consumer Non-Cyclical - 5.1%
AbbVie, Inc.
2.90%, 11/06/22	100	96,453
Actavis, Inc.
1.875%, 10/01/17	130	130,379
Altria Group, Inc.
4.75%, 5/05/21	370	407,050
Amgen, Inc.
5.15%, 11/15/41	120	128,512
Bristol-Myers Squibb Co.
5.875%, 11/15/36	52	63,899
Forest Laboratories, Inc.
4.375%, 2/01/19 (a)	105	112,455

	Principal Amount (000)	U.S. $ Value
Grupo Bimbo SAB de CV
4.50%, 1/25/22 (a)	$200	$211,158
Kroger Co. (The)
3.40%, 4/15/22	35	35,307
3.85%, 8/01/23	50	51,173
McKesson Corp.
7.50%, 2/15/19	105	127,902
Mylan, Inc./PA
2.60%, 6/24/18	140	142,091
Perrigo Co. PLC
4.00%, 11/15/23 (a)	200	202,938
Procter & Gamble Co. (The)
5.80%, 8/15/34	55	69,060
Reynolds American, Inc.
3.25%, 11/01/22	61	58,702
4.85%, 9/15/23	40	42,523
Teva Pharmaceutical Finance Co. BV
Series 2
3.65%, 11/10/21	108	110,483
Tyson Foods, Inc.
4.50%, 6/15/22	110	115,746
Whirlpool Corp.
3.70%, 3/01/23	120	120,823
Wyeth LLC
6.00%, 2/15/36	100	125,801

		2,352,455

Energy - 11.7%
Anadarko Petroleum Corp.
6.375%, 9/15/17	265	302,518
Apache Corp.
4.25%, 1/15/44	215	207,223
ConocoPhillips Holding Co.
6.95%, 4/15/29	166	224,315
DCP Midstream LLC
9.75%, 3/15/19 (a)	90	115,000
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43	40	39,923
Enable Midstream Partners LP
3.90%, 5/15/24 (a)	81	80,502
Enbridge Energy Partners LP
4.20%, 9/15/21	100	106,077
Energy Transfer Partners LP
4.15%, 10/01/20	75	78,702
4.65%, 6/01/21	150	162,138
5.20%, 2/01/22	170	187,137
Enterprise Products Operating LLC
5.25%, 1/31/20	350	393,960
Hess Corp.
5.60%, 2/15/41	40	45,611
7.875%, 10/01/29	144	197,431
Kinder Morgan Energy Partners LP
3.95%, 9/01/22	175	175,751
7.40%, 3/15/31	145	183,336
Nabors Industries, Inc.
2.35%, 9/15/16	170	174,194
5.10%, 9/15/23	195	213,829

	Principal Amount (000)	U.S. $ Value
Nisource Finance Corp.
6.80%, 1/15/19	$100	$118,273
Noble Energy, Inc.
4.15%, 12/15/21	65	69,477
Noble Holding International Ltd.
4.90%, 8/01/20	90	98,296
ONEOK Partners LP
3.375%, 10/01/22	240	237,779
Phillips 66
4.30%, 4/01/22	54	57,471
Spectra Energy Capital LLC
8.00%, 10/01/19	70	87,715
Spectra Energy Partners LP
2.95%, 9/25/18	77	79,481
4.60%, 6/15/21	75	81,326
Sunoco Logistics Partners Operations LP
4.25%, 4/01/24	54	55,166
5.30%, 4/01/44	60	62,113
Talisman Energy, Inc.
3.75%, 2/01/21	64	66,253
Transocean, Inc.
6.375%, 12/15/21	195	222,320
6.50%, 11/15/20	85	96,756
Valero Energy Corp.
6.125%, 2/01/20	70	81,702
6.625%, 6/15/37	67	81,707
7.50%, 4/15/32	46	61,207
Weatherford International Ltd./Bermuda
4.50%, 4/15/22	205	217,145
5.125%, 9/15/20	85	94,230
9.625%, 3/01/19	45	58,449
Williams Partners LP
3.90%, 1/15/25	69	68,990
5.25%, 3/15/20	300	335,324
Williams Partners LP/Williams Partners Finance Corp.
7.25%, 2/01/17	115	130,567

		5,349,394

Technology - 2.5%
Fidelity National Information Services, Inc.
3.875%, 6/05/24	115	114,613
Hewlett-Packard Co.
2.75%, 1/14/19	14	14,243
3.75%, 12/01/20	87	90,340
4.30%, 6/01/21	80	85,221
4.65%, 12/09/21	29	31,482
Motorola Solutions, Inc.
3.75%, 5/15/22	220	218,582
Seagate HDD Cayman
4.75%, 6/01/23-1/01/25 (a)	175	175,875
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22	5	5,202
Total System Services, Inc.
2.375%, 6/01/18	105	104,308
Tyco Electronics Group SA
3.45%, 8/01/24	115	113,887

	Principal Amount (000)	U.S. $ Value
Xerox Corp.
2.80%, 5/15/20	$95	$93,839
6.40%, 3/15/16	100	108,720

		1,156,312

Transportation - Airlines - 0.3%
Southwest Airlines Co.
5.75%, 12/15/16	130	142,900

Transportation - Railroads - 1.0%
CSX Corp.
4.40%, 3/01/43	180	179,936
Norfolk Southern Corp.
3.25%, 12/01/21	230	234,433
Union Pacific Corp.
4.00%, 2/01/21	40	43,321

		457,690

Transportation - Services - 0.9%
FedEx Corp.
8.00%, 1/15/19	40	49,577
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.75%, 5/11/17 (a)	120	126,930
Ryder System, Inc.
2.50%, 3/01/18	185	189,072
5.85%, 11/01/16	28	30,697

		396,276

		21,400,309

Financial Institutions - 40.5%
Banking - 23.0%
ABN AMRO Bank NV
Series E
6.25%, 9/13/22 (a)	255	280,181
Bank of America Corp.
3.30%, 1/11/23	140	136,806
4.00%, 4/01/24	130	131,806
4.10%, 7/24/23	425	436,041
4.875%, 4/01/44	120	123,490
5.00%, 5/13/21	235	259,792
Bank One Michigan
8.25%, 11/01/24	440	592,884
Barclays Bank PLC
3.75%, 5/15/24	275	275,301
5.14%, 10/14/20	225	244,241
BB&T Corp.
5.25%, 11/01/19	275	310,228
BPCE SA
5.15%, 7/21/24 (a)	200	209,587
Capital One Bank USA NA
3.375%, 2/15/23	550	538,364
Citigroup, Inc.
3.50%, 5/15/23	350	337,741
3.875%, 10/25/23	98	99,586
6.625%, 1/15/28	405	498,219

	Principal Amount (000)	U.S. $ Value
Countrywide Financial Corp.
6.25%, 5/15/16	$253	$274,706
Fifth Third Bancorp
3.50%, 3/15/22	31	31,803
5.45%, 1/15/17	105	114,749
Goldman Sachs Group, Inc. (The)
2.375%, 1/22/18	130	131,507
3.85%, 7/08/24	460	457,511
4.00%, 3/03/24	131	132,181
Series D
6.00%, 6/15/20	320	370,458
Series G
7.50%, 2/15/19	75	90,471
JPMorgan Chase & Co.
3.625%, 5/13/24	140	139,983
4.95%, 3/25/20	220	244,792
Morgan Stanley
5.625%, 9/23/19	604	687,311
Series F
3.875%, 4/29/24	130	131,034
Series G
5.50%, 7/24/20	395	447,987
6.625%, 4/01/18	100	115,661
People’s United Bank
4.00%, 7/15/24	250	248,849
People’s United Financial, Inc.
3.65%, 12/06/22	83	83,456
PNC Bank NA
4.875%, 9/21/17	400	439,492
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (a)(b)	100	105,250
Regions Financial Corp.
2.00%, 5/15/18	300	297,009
Santander Holdings USA, Inc./PA
3.45%, 8/27/18	130	136,142
State Street Corp.
4.956%, 3/15/18	240	261,470
SunTrust Bank/Atlanta GA
7.25%, 3/15/18	145	169,969
Turkiye Garanti Bankasi AS
4.75%, 10/17/19 (a)	200	201,427
UBS AG/Stamford CT
7.50%, 7/15/25	100	125,739
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (a)	100	109,006
Wells Fargo Bank NA Series BKN1
6.18%, 2/15/36	250	303,528
Zions Bancorporation
4.50%, 6/13/23	175	180,068

		10,505,826

Finance - 1.6%
GE Capital Trust I
6.375%, 11/15/67	345	382,950
General Electric Capital Corp.
5.875%, 1/14/38	140	167,655

	Principal Amount (000)	U.S. $ Value
HSBC Finance Capital Trust IX
5.911%, 11/30/35	$170	$176,375

		726,980

Insurance - 8.4%
American International Group, Inc.
6.40%, 12/15/20	285	341,515
8.175%, 5/15/58	65	89,781
Aquarius & Investments PLC for Swiss Reinsurance Co., Ltd.
6.375%, 9/01/24 (a)	200	212,250
Assurant, Inc.
2.50%, 3/15/18	105	105,699
Chubb Corp. (The)
5.75%, 5/15/18	190	215,968
Cigna Corp.
4.00%, 2/15/22	175	184,541
7.875%, 5/15/27	65	84,093
Guardian Life Insurance Co. of America (The)
7.375%, 9/30/39 (a)	42	57,725
Hartford Financial Services Group, Inc. (The)
5.375%, 3/15/17	190	208,811
5.50%, 3/30/20	100	113,705
6.10%, 10/01/41	45	55,873
Lincoln National Corp.
4.85%, 6/24/21	100	110,583
8.75%, 7/01/19	82	105,403
Markel Corp.
7.125%, 9/30/19	59	70,672
MetLife Capital Trust IV
7.875%, 12/15/37 (a)	150	189,750
Metropolitan Life Global Funding I
1.50%, 1/10/18 (a)	250	247,897
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	90	139,098
Principal Financial Group, Inc.
1.85%, 11/15/17	170	170,272
Progressive Corp. (The)
6.70%, 6/15/37	62	68,200
Prudential Financial, Inc.
4.50%, 11/15/20	39	42,494
5.625%, 6/15/43	200	214,000
Series B
5.75%, 7/15/33	135	158,793
Reliance Standard Life Global Funding II
2.50%, 4/24/19 (a)	140	140,149
Swiss Re Solutions Holding Corp.
7.00%, 2/15/26	90	113,254
UnitedHealth Group, Inc.
3.375%, 11/15/21	170	174,055
WellPoint, Inc.
7.00%, 2/15/19	105	125,611
XLIT Ltd.
6.25%, 5/15/27	75	89,004

		3,829,196

	Principal Amount (000)	U.S. $ Value
REITS - 7.5%
Alexandria Real Estate Equities, Inc.
3.90%, 6/15/23	$100	$99,212
Boston Properties LP
3.125%, 9/01/23	200	193,211
DDR Corp.
9.625%, 3/15/16	105	119,237
Duke Realty LP
6.75%, 3/15/20	55	65,150
EPR Properties
5.25%, 7/15/23	175	185,187
Essex Portfolio LP
3.25%, 5/01/23	56	54,597
3.375%, 1/15/23 (a)	225	221,564
HCP, Inc.
4.20%, 3/01/24	150	153,531
6.70%, 1/30/18	160	185,631
Health Care REIT, Inc.
2.25%, 3/15/18	107	107,977
5.25%, 1/15/22	140	155,582
Healthcare Trust of America Holdings LP
3.70%, 4/15/23	140	137,379
Hospitality Properties Trust
5.00%, 8/15/22	210	221,631
Kimco Realty Corp.
6.875%, 10/01/19	70	83,801
Mid-America Apartments LP
3.75%, 6/15/24	115	113,539
Realty Income Corp.
5.75%, 1/15/21	210	240,184
Senior Housing Properties Trust
3.25%, 5/01/19	115	116,167
Trust F/1401
5.25%, 12/15/24 (a)	230	240,637
Ventas Realty LP/Ventas Capital Corp.
2.00%, 2/15/18	216	216,670
4.25%, 3/01/22	129	136,005
Vornado Realty LP
5.00%, 1/15/22	215	234,411
Washington Real Estate Investment Trust
4.95%, 10/01/20	140	151,014

		3,432,317

		18,494,319

Utility - 2.2%
Electric - 2.0%
Berkshire Hathaway Energy Co.
6.125%, 4/01/36	150	186,075
CMS Energy Corp.
6.25%, 2/01/20	165	194,912
Consolidated Edison Co. of New York, Inc.
4.45%, 6/15/20	100	110,049
Series 07-A
6.30%, 8/15/37	30	38,913

	Principal Amount (000)	U.S. $ Value
Empresa Nacional de Electricidad SA/Chile
4.25%, 4/15/24	$33	$33,075
Pacific Gas & Electric Co.
4.50%, 12/15/41	50	51,013
PacifiCorp
6.00%, 1/15/39	70	88,610
Potomac Electric Power Co.
6.50%, 11/15/37	65	87,275
PPL Capital Funding, Inc.
3.50%, 12/01/22	109	109,891

		899,813

Natural Gas - 0.2%
AGL Capital Corp.
5.25%, 8/15/19	105	118,362

		1,018,175

Non Corporate Sectors - 0.5%
Agencies - Not Government Guaranteed - 0.5%
Ecopetrol SA
5.875%, 9/18/23	77	86,987
Petrobras International Finance Co.
5.375%, 1/27/21	130	133,908

		220,895

Total Corporates - Investment Grades (cost $39,766,461)		41,133,698

GOVERNMENTS - TREASURIES - 4.8%
United States - 4.8%
U.S. Treasury Bonds
3.125%, 2/15/42	660	641,437
3.625%, 8/15/43-2/15/44	900	954,657
4.625%, 2/15/40	195	243,263
U.S. Treasury Notes
1.625%, 4/30/19	200	199,109
2.50%, 8/15/23	150	150,246

Total Governments - Treasuries (cost $2,046,646)		2,188,712

QUASI-SOVEREIGNS - 1.6%
Quasi-Sovereign Bonds - 1.6%
Mexico - 1.6%
Comision Federal de Electricidad
5.75%, 2/14/42 (a)	200	209,000
Petroleos Mexicanos
3.50%, 7/18/18-1/30/23	429	424,035
6.625%, 6/15/35	70	82,831

Total Quasi-Sovereigns (cost $694,357)		715,866

Company	Shares	U.S. $ Value
PREFERRED STOCKS - 0.8%
Financial Institutions - 0.8%
Banking - 0.4%
US Bancorp/MN
6.00%	6,550	$179,011

Insurance - 0.4%
Allstate Corp. (The)
5.10%	6,950	173,403

Total Preferred Stocks (cost $360,042)		352,414

	Principal Amount (000)
CORPORATES - NON-INVESTMENT GRADES - 0.5%
Utility - 0.2%
Electric - 0.2%
FirstEnergy Transmission LLC
4.35%, 1/15/25 (a)	$115	115,983

Industrial - 0.2%
Basic - 0.2%
Commercial Metals Co.
7.35%, 8/15/18	80	90,400

Financial Institutions - 0.1%
Finance – 0.1%
Navient LLC
4.875%, 6/17/19	46	46,345

Total Corporates - Non-Investment Grades (cost $241,071)		252,728

GOVERNMENTS - SOVEREIGN BONDS - 0.2%
Poland – 0.2%
Poland Government International Bond
4.00%, 1/22/24 (cost $99,229)	100	103,625

SHORT-TERM INVESTMENTS - 1.1%
Time Deposits - 1.1%
State Street Time Deposit
0.01%, 8/01/14 (cost $513,200)	513	513,200

Total Investments - 99.0% (cost $43,721,006) (c)		$45,260,243
Other assets less liabilities - 1.0%		443,645

Net Assets - 100.0%		$45,703,888

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(CME Group)	$510	5/02/24	2.790%	3 Month LIBOR	$(8,355)
Citigroup Global Markets, Inc./(CME Group)	320	5/02/34	3 Month LIBOR	3.363%	10,500
Morgan Stanley & Co., LLC/(CME Group)	770	11/29/23	2.793%	3 Month LIBOR	(14,024)
Morgan Stanley & Co., LLC/(CME Group)	510	1/28/24	2.861%	3 Month LIBOR	(9,467)

					$(21,346)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2014	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse International:
Kohl’s Corp., 6.25%, 12/15/17, 6/20/19*	1.00%	1.23%	$121	$(1,331)	$(1,599)	$268

*	Termination date

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$470	6/10/23	2.264%	3 Month LIBOR	$10,621
Deutsche Bank AG	600	6/10/43	3 Month LIBOR	3.191%	(9,928)
JPMorgan Chase Bank, NA	520	6/10/23	2.293%	3 Month LIBOR	10,502
JPMorgan Chase Bank, NA	350	6/10/33	3 Month LIBOR	3.027%	(6,525)

					$4,670

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, the aggregate market value of these securities amounted to $4,958,224 or 10.8% of net assets.
(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(c)	As of July 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,644,504 and gross unrealized depreciation of investments was $(105,267), resulting in net unrealized appreciation of $1,539,237.

Glossary:

CME	-	Chicago Mercantile Exchange
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust

AllianceBernstein Corporate Income Shares

July 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2014:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates - Investment Grades	$	– 0	–	$41,133,698		$	– 0	–	$41,133,698
Governments - Treasuries		– 0	–	2,188,712			– 0	–	2,188,712
Quasi-Sovereigns		– 0	–	715,866			– 0	–	715,866
Preferred Stocks		352,414		– 0	–		– 0	–	352,414
Corporates - Non-Investment Grades		– 0	–	252,728			– 0	–	252,728
Governments - Sovereign Bonds		– 0	–	103,625			– 0	–	103,625
Short-Term Investments		– 0	–	513,200			– 0	–	513,200

Total Investments in Securities		352,414		44,907,829			– 0	–	45,260,243
Other Financial Instruments* :
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	10,500			– 0	–	10,500
Credit Default Swaps		– 0	–	268			– 0	–	268
Interest Rate Swaps		– 0	–	21,123			– 0	–	21,123
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(31,846)			– 0	–	(31,846)
Interest Rate Swaps		– 0	–	(16,453)			– 0	–	(16,453)

Total^		$352,414		$44,891,421		$	– 0	–	$45,243,835

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Municipal Income Shares

Portfolio of Investments

July 31, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 96.3%
Long-Term Municipal Bonds - 91.8%
Alabama - 4.1%
County of Jefferson AL (County of Jefferson AL Sch Warrants)
Series 2004A
5.00%, 1/01/24	$2,000	$2,031,600
County of Jefferson AL Sewer Revenue
Series 2013D
6.00%, 10/01/42	10,845	11,831,244
Cullman County Health Care Authority (Cullman Regional Medical Center, Inc.)
Series 2009A
7.00%, 2/01/36	400	432,476
Selma Industrial Development Board (International Paper Co.)
Series 2010A
5.80%, 5/01/34	200	222,838
Special Care Facilities Financing Authority of the City of Pell City Alabama (Noland Health Services, Inc.)
5.00%, 12/01/31	3,000	3,228,060

		17,746,218

Alaska - 0.0%
City of Koyukuk AK (Tanana Chiefs Conference)
7.75%, 10/01/41	100	109,596

Arizona – 0.5%
Arizona Health Facilities Authority (Beatitudes Campus/The)
5.10%, 10/01/22	200	199,590
5.20%, 10/01/37	1,575	1,442,196
Downtown Phoenix Hotel Corp. (Downtown Phoenix Hotel Corp. Hotel Occupancy Tax)
FGIC Series 2005A
5.00%, 7/01/40	150	150,033
Mohave County Industrial Development Authority (Mohave Prison LLC)
8.00%, 5/01/25	100	116,166
Quechan Indian Tribe of Fort Yuma
Series 2012A
9.75%, 5/01/25	100	114,461
Salt Verde Financial Corp. (Citibank NA)
Series 2007
5.00%, 12/01/37	150	163,725

		2,186,171

California - 7.9%
Abag Finance Authority for Nonprofit Corps. (Episcopal Senior Communities)
6.125%, 7/01/41	100	110,611
Bay Area Toll Authority
Series 2013S
5.00%, 4/01/27	1,000	1,163,020

	Principal Amount (000)	U.S. $ Value
California Educational Facilities Authority (University of the Pacific)
Series 2012A
5.00%, 11/01/42	$100	$105,326
California Municipal Finance Authority (Azusa Pacific University)
Series 2011B
7.75%, 4/01/31	85	99,345
California Municipal Finance Authority (Goodwill Sacramento Valley & Northern Nevada)
Series 2012A
6.625%, 1/01/32	1,000	1,076,420
California Municipal Finance Authority (Partnerships Uplift Cmnty Proj)
5.30%, 8/01/47	1,025	1,032,954
California Municipal Finance Authority (Rocketship Education)
7.00%, 6/01/34	1,200	1,257,108
7.25%, 6/01/43	2,075	2,172,608
California Municipal Finance Authority (Rocketship Seven-Alma Academy)
6.25%, 6/01/43	765	774,341
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
5.00%, 11/21/45 (a)	10,650	10,922,107
California School Finance Authority (Partnerships Uplift Cmnty Valley Proj)
6.40%, 8/01/34	3,000	3,367,260
California School Finance Authority (TRI Valley Learning Corp.)
Series 2012A
7.00%, 6/01/47	745	795,802
California Statewide Communities Development Authority (Eskaton Properties, Inc. Obligated Group)
5.25%, 11/15/34	530	551,603
California Statewide Communities Development Authority (Front Porch Communities & Services)
5.125%, 4/01/37 (a)	100	101,100
California Statewide Communities Development Authority (Rocketship Four-Mosaic Elementary)
Series 2011A
8.50%, 12/01/41	100	113,996
California Statewide Communities Development Authority (Rocklin Academy)
Series 2011A
8.25%, 6/01/41	140	159,758
California Statewide Communities Development Authority (Terraces at San Joaquin Gardens/The)
6.00%, 10/01/47	250	260,942
City of San Buenaventura CA (Community Memorial Health System)
7.50%, 12/01/41	100	115,096

	Principal Amount (000)	U.S. $ Value
City of San Jose CA Airport Revenue
AMBAC Series 2007A
5.00%, 3/01/37	$100	$101,928
Golden State Tobacco Securitization Corp.
Series 2007A-1
5.125%, 6/01/47	5,695	4,175,346
Los Angeles CA Dept Wtr Pwr
5.00%, 7/01/31 (b)	1,000	1,146,000
San Francisco City & County Redevelopment Agency (Mission Bay South Public Imp)
5.00%, 8/01/31	1,000	1,060,080
Southern California Logistics Airport Authority
XLCA
5.00%, 12/01/36-12/01/43	1,685	1,269,052
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization Corp.)
Series 2006A1-SNR
5.125%, 6/01/46	1,500	1,169,580
Univ of California CA Revenues
5.00%, 5/15/33 (b)	1,000	1,135,940

		34,237,323

Colorado - 3.4%
Colorado Educational & Cultural Facilities Authority (Skyview Academy)
5.125%, 7/01/34 (a)	775	781,859
5.375%, 7/01/44 (a)	1,360	1,373,981
Colorado Health Facilities Authority (Catholic Health Initiatives)
Series 2013
5.25%, 1/01/40	5,910	6,445,919
Colorado Health Facilities Authority (Evangelical Lutheran Good Samaritan Obligated Group)
5.00%, 12/01/42	2,910	3,018,455
E-470 Public Highway Authority
Series 2010C
5.375%, 9/01/26	1,000	1,096,590
Park Creek Metropolitan District
5.50%, 12/01/37	200	204,774
Plaza Metropolitan District No 1
5.00%, 12/01/40	1,500	1,515,150
Regional Transportation District (Denver Transit Partners LLC)
6.00%, 1/15/41	200	220,416

		14,657,144

Connecticut - 1.6%
State of Connecticut
Series 2013E
5.00%, 8/15/31 (b)	1,000	1,143,530

	Principal Amount (000)	U.S. $ Value
State of Connecticut Special Tax Revenue
5.00%, 1/01/31	$5,000	$5,702,050

		6,845,580

Delaware - 0.3%
Delaware State Economic Development Authority (Newark Charter School, Inc.)
5.00%, 9/01/42	1,310	1,344,833

District of Columbia - 1.4%
District of Columbia (Center for Strategic International Studies, Inc.)
6.625%, 3/01/41	100	107,612
District of Columbia (Friendship Public Charter School, Inc.)
5.00%, 6/01/42	1,420	1,423,735
District of Columbia (Howard University)
Series 2011A
6.25%, 10/01/32	100	110,506
6.50%, 10/01/37-10/01/41	4,140	4,588,719

		6,230,572

Florida - 9.0%
Alachua County Health Facilities Authority (Bonita Springs Retirement Village, Inc.)
8.125%, 11/15/46	100	115,091
Alachua County Health Facilities Authority (East Ridge Retirement Village, Inc.)
6.25%, 11/15/44	1,100	1,155,363
Alachua County Health Facilities Authority (Oak Hammock at the University of Florida)
Series 2012A
8.00%, 10/01/46	435	509,041
Capital Trust Agency, Inc. (Million Air One LLC)
7.75%, 1/01/41	520	550,784
Citizens Property Insurance Corp.
Series 2012A
5.00%, 6/01/22	6,725	7,876,051
City of Lakeland FL (Florida Southern College)
Series 2012A
5.00%, 9/01/37-9/01/42	2,350	2,408,325
City of Tampa FL Solid Waste System Revenue
5.00%, 10/01/21	3,000	3,418,920
Collier County Industrial Development Authority (Arlington of Naples/The)
Series 2014A
8.125%, 5/15/44 (a)	2,000	2,158,520
Martin County Health Facilities Authority (Martin Memorial Medical Center)
5.50%, 11/15/32-11/15/42	1,950	2,090,976
Martin County Industrial Development Authority (Indiantown Cogeneration LP)
4.20%, 12/15/25	1,150	1,153,508
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida, Inc.)
5.00%, 11/15/29	2,885	3,065,514
6.75%, 11/15/21	155	157,502

	Principal Amount (000)	U.S. $ Value
Miami-Dade County Expressway Authority
Series 2014A
5.00%, 7/01/34	$4,000	$4,386,080
Mid-Bay Bridge Authority
Series 2011A
7.25%, 10/01/40	300	359,511
Palm Beach County Health Facilities Authority (Sinai Residences of Boca Raton Project)
7.50%, 6/01/49	200	222,200
Palm Beach County Health Facilities Authority (Waterford Retirement Communities)
5.875%, 11/15/37	100	104,139
Reedy Creek Improvement District
Series 2013A
5.00%, 6/01/24	3,000	3,535,770
Town of Davie FL (Nova Southeastern University, Inc.)
Series 2013A
5.625%, 4/01/43	3,765	4,107,916
Volusia County School Board COP
5.00%, 8/01/31	1,625	1,814,459

		39,189,670

Georgia - 0.8%
City of Atlanta Department of Aviation (Hartsfield Jackson Atlanta Intl Airport)
5.00%, 1/01/33	1,820	2,037,126
Series 2012A
5.00%, 1/01/31	1,390	1,565,474

		3,602,600

Idaho - 0.5%
Idaho Health Facilities Authority (The Terraces at Boise)
Series 2014A
8.00%, 10/01/44	2,050	2,117,220
Idaho Housing & Finance Association (Battelle Energy Alliance LLC)
Series 2010A
7.00%, 2/01/36	200	226,784

		2,344,004

Illinois - 7.7%
Chicago Board of Education
Series 2012A
5.00%, 12/01/42	4,300	4,210,388
Chicago Transit Authority (City of Chicago IL Fed Hwy Grant)
AGC
5.00%, 6/01/18	1,170	1,280,425
City of Chicago IL (Goldblatts Supportive Living Project)
6.375%, 12/01/52(c)	1,050	957,044
Illinois Finance Authority (Ascension Health Credit Group)
Series 2012A
5.00%, 11/15/42	3,600	3,869,856

	Principal Amount (000)	U.S. $ Value
Illinois Finance Authority (Greenfields of Geneva)
Series 2010A
8.125%, 2/15/40	$3,000	$3,103,950
Illinois Finance Authority (Illinois Institute of Technology)
5.00%, 4/01/19	100	104,093
Illinois Finance Authority (Lake Forest College)
Series 2012A
6.00%, 10/01/48	400	425,116
Illinois Finance Authority (Lutheran Home & Services Obligated Group)
5.75%, 5/15/46	2,010	2,046,341
Illinois Finance Authority (Park Place of Elmhurst)
6.25%, 8/15/15	20	17,909
Series 2010A
8.00%, 5/15/20	45	29,979
8.125%, 5/15/40	660	437,204
8.25%, 5/15/45	1,890	1,251,860
Series 2010B
7.75%, 5/15/20	305	203,200
Illinois Finance Authority (Plymouth Place, Inc.)
6.00%, 5/15/43	3,500	3,424,575
Illinois Finance Authority (UNO Charter School Network, Inc.)
Series 2011A
7.125%, 10/01/41	100	114,911
State of Illinois
5.00%, 8/01/21-5/01/35	11,130	12,048,056

		33,524,907

Indiana - 2.4%
Indiana Finance Authority (Bethany Circle of King’s Daughters’ of Madison Indiana Inc/The)
5.125%, 8/15/27	1,000	1,057,520
5.50%, 8/15/40-8/15/45	3,020	3,116,233
Indiana Finance Authority (WVB East End Partners LLC)
5.00%, 7/01/40-7/01/48	5,900	6,086,948

		10,260,701

Iowa - 0.4%
Iowa Finance Authority (Alcoa, Inc.)
4.75%, 8/01/42	725	717,025
Iowa Tobacco Settlement Authority
Series 2005C
5.625%, 6/01/46	1,110	916,261

		1,633,286

	Principal Amount (000)	U.S. $ Value
Kentucky - 1.3%
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group)
5.375%, 11/15/42	$1,685	$1,671,537
5.50%, 11/15/45	1,000	1,001,880
Kentucky Economic Development Finance Authority (Owensboro Medical Health System, Inc.)
6.50%, 3/01/45	1,000	1,122,570
Series 2010A
6.00%, 6/01/30	200	225,222
6.375%, 6/01/40	1,525	1,708,839

		5,730,048

Louisiana - 1.7%
Jefferson Parish Hospital Service District No 2
6.375%, 7/01/41	940	1,014,636
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation)
Series 2010A
6.00%, 10/01/44	400	456,112
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.)
10.50%, 7/01/39	2,750	2,862,777
Series 2014A
7.50%, 7/01/23 (d)	1,250	1,250,000
Port New Orleans Board of Commissioners
Series 2013B
5.00%, 4/01/29-4/01/31	1,540	1,646,917

		7,230,442

Massachusetts - 1.2%
Massachusetts Development Finance Agency (Merrimack College)
Series 2012A
5.25%, 7/01/42	745	757,486
Massachusetts Development Finance Agency (North Hill Communities, Inc. Obligated Group)
Series 2013B
4.50%, 11/15/18	4,500	4,515,795

		5,273,281

Michigan - 5.3%
City of Detroit MI Sewage Disposal System Revenue
Series 2012A
5.00%, 7/01/32	1,000	982,540
5.25%, 7/01/39	1,515	1,516,863
City of Detroit MI Water Supply System Revenue
Series 2011C
5.00%, 7/01/41	1,060	1,010,254
Detroit City School District
Series 2012A
5.00%, 5/01/31	120	127,912

	Principal Amount (000)	U.S. $ Value
Michigan Finance Authority (Public Lighting Authority)
5.00%, 7/01/31-7/01/33	$7,950	$8,349,467
Michigan State Hospital Finance Authority (Henry Ford Health System Obligated Group)
Series 2006A
5.25%, 11/15/32-11/15/46	300	310,044
Michigan State Hospital Finance Authority (Presbyterian Villages of Michigan Obligated Group)
5.50%, 11/15/35	1,750	1,669,692
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group)
8.50%, 12/01/30 (a)	2,450	2,469,845
Michigan Strategic Fund (Evangelical Homes of Michigan Obligated Group)
5.50%, 6/01/47	2,000	2,017,540
Michigan Tobacco Settlement Finance Authority
Series 2007A
6.00%, 6/01/48	5,775	4,536,147

		22,990,304

Missouri - 0.0%
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group)
5.50%, 2/01/42	100	107,530

Nebraska - 0.7%
Central Plains Energy Project (Goldman Sachs Group, Inc./The)
5.00%, 9/01/32-9/01/42	2,975	3,183,496

Nevada - 0.0%
City of Reno NV (Renown Regional Medical Center, Inc.)
Series 2007A
5.25%, 6/01/41	130	133,728

New Hampshire - 0.7%
New Hampshire Health and Education Facilities Authority Act (Southern New Hampshire University)
5.00%, 1/01/42	2,940	3,009,266

New Jersey - 4.8%
Gloucester County Pollution Control Financing Authority (Logan Cogen Proj)
5.00%, 12/01/24	1,000	1,095,360
New Jersey Economic Development Authority (Lions Gate Project)
5.25%, 1/01/44	3,600	3,583,764
New Jersey Economic Development Authority (UMM Energy Partners LLC)
Series 2012A
5.125%, 6/15/43	735	749,002
New Jersey Economic Development Authority (United Airlines, Inc.)
5.25%, 9/15/29	2,850	2,979,361
5.625%, 11/15/30	2,075	2,213,880

	Principal Amount (000)	U.S. $ Value
New Jersey Health Care Facilities Financing Authority (Holy Name Medical Center, Inc.)
5.00%, 7/01/25	$100	$107,275
New Jersey State Turnpike Authority
Series 2013A
5.00%, 1/01/27-1/01/32	3,500	3,969,900
Tobacco Settlement Financing Corp/NJ
Series 2007-1A
5.00%, 6/01/41	8,335	6,161,482

		20,860,024

New Mexico - 0.2%
New Mexico Hospital Equipment Loan Council (Gerald Champion Regional Medical Center)
5.50%, 7/01/42	1,060	926,048

New York - 8.8%
Build NYC Resource Corp. (South Bronx Charter School for International Cultures & The Arts)
5.00%, 4/15/43	1,900	1,659,916
City of Newburgh NY
Series 2012A
5.625%, 6/15/34	245	257,598
Metropolitan Transportation Authority
Series 2013B
5.00%, 11/15/27	5,125	5,869,099
Series 2013E
5.00%, 11/15/32	4,425	4,943,035
Metropolitan Trnsp Auth NY (Metro Trnsp Auth NY Ded Tax)
5.00%, 11/15/31 (b)	190	212,825
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.)
10.00%, 1/01/28 (c)(e)(f)	1,815	1,306,800
Series 2007A
6.50%, 1/01/27 (c)(e)	100	72,000
Nassau County Local Economic Assistance Corp. (Winthrop University Hospital)
5.00%, 7/01/37	300	317,439
New York City Industrial Development Agency (American Airlines, Inc.)
7.75%, 8/01/31	100	110,447
New York Liberty Development Corp. (7 World Trade Center II LLC)
5.00%, 3/15/44	100	103,383
New York Liberty Development Corp. (Goldman Sachs Headquarters LLC)
5.25%, 10/01/35	1,325	1,537,026
New York NY
5.00%, 10/01/28 (b)	500	574,970
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road)
Series 2012I
5.00%, 1/01/37	2,000	2,172,400

	Principal Amount (000)	U.S. $ Value
Orange County Funding Corp. (The Hamlet at Wallkill)
6.50%, 1/01/46	$1,125	$1,085,580
Port Authority of New York & New Jersey
5.00%, 10/01/34	3,900	4,246,008
Series 20131
5.00%, 12/01/33	5,000	5,504,150
Triborough Bridge & Tunnel Authority
Series 2012B
5.00%, 11/15/28 (b)	700	809,130
Triborough NY Bridge Tunnel A
5.00%, 11/15/29 (b)	1,250	1,436,937
Ulster County Industrial Development Agency (Kingston Regional Senior Living Corp.)
Series 2007A
5.25%, 9/15/16	50	46,515
6.00%, 9/15/27-9/15/37	2,225	1,867,350
Westchester County Local Development Corp. (Kendal on Hudson)
5.00%, 1/01/34	3,840	4,038,874

		38,171,482

North Carolina - 0.5%
North Carolina Medical Care Commission (Duke University Health System, Inc.)
Series 2012A
5.00%, 6/01/42	1,555	1,694,437
North Carolina Medical Care Commission (Pennybyrn at Maryfield)
Series 2005A
6.00%, 10/01/23	275	278,399
6.125%, 10/01/35	100	100,571

		2,073,407

Ohio - 3.7%
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 6/01/47	8,775	6,825,897
County of Erie OH (Firelands Regional Medical Center)
5.25%, 8/15/46	1,115	1,129,294
County of Franklin OH (First Community Village Obligated Group)
5.625%, 7/01/47	2,300	2,030,762
County of Hamilton OH (Life Enriching Communities Obligated Group)
5.00%, 1/01/42	1,030	1,047,634
County of Muskingum OH (Genesis Health System Obligated Group)
5.00%, 2/15/44-2/15/48	4,100	3,991,603
Pinnacle Community Infrastructure Financing Authority
Series 2004A
6.25%, 12/01/36	1,000	1,002,780

		16,027,970

	Principal Amount (000)	U.S. $ Value
Oklahoma - 0.3%
Tulsa Airports Improvement Trust (American Airlines, Inc.)
Series 2013A
5.50%, 6/01/35	$1,300	$1,342,068

Pennsylvania - 4.4%
Allegheny County Higher Education Building Authority (Chatham University)
Series 2012A
5.00%, 9/01/35	230	238,020
Bensalem Township School District
5.00%, 6/01/29	8,570	9,864,241
City of Philadelphia PA
Series 2013A
5.00%, 7/15/21	1,200	1,396,800
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group)
5.25%, 1/01/41	1,000	1,001,160
6.125%, 1/01/45	180	192,020
Montgomery County Industrial Development Authority/PA (Philadelphia Presbytery Homes, Inc.)
6.50%, 12/01/25	200	231,040
Norristown Area School District COP
5.00%, 4/01/32	100	103,595
Northeastern Pennsylvania Hospital & Education Authority (Wilkes University)
Series 2012A
5.25%, 3/01/42	265	278,319
Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp/The)
Series 2012A
5.00%, 11/01/41	1,620	1,700,158
Pennsylvania Turnpike Commission
Series 2013A
5.00%, 12/01/43	4,000	4,265,960

		19,271,313

Puerto Rico - 0.1%
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
6.625%, 6/01/26	415	345,417
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (Sistema Universitario Ana G Mendez Incorporado)
5.375%, 4/01/42	335	274,740

		620,157

Rhode Island - 0.8%
Rhode Island Health & Educational Building Corp. (Tockwotton Home)
8.375%, 1/01/46	3,150	3,580,385

	Principal Amount (000)	U.S. $ Value
South Carolina - 0.5%
South Carolina Jobs-Economic Development Authority (Lutheran Homes of South Carolina Obligated Group)
5.00%, 5/01/43	$1,000	$946,040
5.125%, 5/01/48	1,000	954,440
South Carolina St Public Svc Auth
AMBAC Series 2007A
5.00%, 1/01/32(b)	400	425,028

		2,325,508

Tennessee - 1.6%
Johnson City Health & Educational Facilities Board (Mountain States Health Alliance Obligated Group)
5.00%, 8/15/42	4,890	5,120,221
Shelby County Health Educational & Housing Facilities Board (Village at Germantown Inc/The)
5.25%, 12/01/42	1,000	985,420
5.375%, 12/01/47	800	796,856

		6,902,497

Texas - 6.6%
Central Texas Regional Mobility Authority
5.00%, 1/01/42	3,500	3,581,830
6.00%, 1/01/41	120	135,098
City of Houston TX Airport System Revenue (United Airlines, Inc.)
5.00%, 7/01/29	3,155	3,184,310
Clifton Higher Education Finance Corp. (IDEA Public Schools)
5.00%, 8/15/42	530	553,490
6.00%, 8/15/43	1,000	1,134,880
Dallas/Fort Worth International Airport
Series 2012E
5.00%, 11/01/35	1,500	1,575,240
Houston TX Util Sys
Series 2011D
5.00%, 11/15/28 (b)	400	456,428
North Texas Education Finance Corp. (Uplift Education)
Series 2012A
5.125%, 12/01/42	280	289,360
Red River Health Facilities Development Corp. (MRC Crestview)
Series 2011A
8.00%, 11/15/46	1,790	2,099,724
Red River Health Facilities Development Corp. (MRC Crossings Proj)
Series 2014A
7.75%, 11/15/44	1,315	1,358,000
Red River Health Facilities Development Corp. (Wichita Falls Retirement Foundation)
5.50%, 1/01/32	1,040	1,056,370

	Principal Amount (000)	U.S. $ Value
Sanger Industrial Development Corp. (Texas Pellets, Inc.)
Series 2012B
8.00%, 7/01/38	$2,200	$2,391,092
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.)
5.50%, 11/15/22	200	207,436
Texas Municipal Gas Acquisition & Supply Corp. I (Merrill Lynch & Co., Inc.)
Series 2008D
6.25%, 12/15/26	1,000	1,212,230
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
7.00%, 6/30/40	660	787,631
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
6.875%, 12/31/39	200	234,478
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC)
6.75%, 6/30/43	3,600	4,274,496
Travis County Health Facilities Development Corp. (Longhorn Village)
7.125%, 1/01/46	2,430	2,620,220
Series 2012A
7.00%, 1/01/32	1,200	1,306,116
Viridian Municipal Management District
9.00%, 12/01/37	75	86,234

		28,544,663

Utah - 0.1%
Timber Lakes Water Special Service District
8.125%, 6/15/31	95	103,315
Utah State Charter School Finance Authority
8.25%, 7/15/18 (Pre-refunded/ETM)	100	129,848
Utah State Charter School Finance Authority (Early Light Academy, Inc.)
8.50%, 7/15/46	100	112,577
Utah State Charter School Finance Authority (North Star Academy)
Series 2010A
7.00%, 7/15/45	100	111,093

		456,833

Vermont - 0.1%
Vermont Economic Development Authority (Wake Robin Corp.)
5.40%, 5/01/33	200	201,492

Virginia - 3.3%
Chesterfield County Economic Development Authority (Brandermill Woods)
5.125%, 1/01/43	1,030	1,031,524
City of Chesapeake VA Chesapeake Expressway Toll Road Revenue
Series 2012A
5.00%, 7/15/47	300	307,701

	Principal Amount (000)	U.S. $ Value
Fairfax County Economic Development Authority (Vinson Hall LLC)
Series 2013A
5.00%, 12/01/47	$1,955	$1,960,650
Tobacco Settlement Financing Corp/VA
Series 2007B1
5.00%, 6/01/47	10,065	6,659,608
Virginia College Bldg Auth Virginia Lease 21st Century College Prog
5.00%, 2/01/28(b)	550	639,502
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC)
5.50%, 1/01/42	3,580	3,791,363

		14,390,348

Washington - 3.3%
Washington Health Care Facilities Authority (Multicare Health System Obligated Group)
Series 2012A
5.00%, 8/15/44	1,000	1,079,470
Washington Health Care Facilities Authority (Providence Health & Services Obligated Group)
Series 2012A
5.00%, 10/01/42	3,350	3,622,154
Washington St GO
5.00%, 7/01/24 (b)	1,000	1,166,300
Washington State Housing Finance Commission (Mirabella)
6.75%, 10/01/47	2,650	2,778,180
Washington State Housing Finance Commission (Rockwood Retirement Communities)
7.375%, 1/01/44 (a)	3,215	3,457,186
Washington State Housing Finance Commission (Skyline at First Hill Proj)
Series 2007A
5.625%, 1/01/27-1/01/38	2,265	2,128,836

		14,232,126

West Virginia - 0.5%
West Virginia Hospital Finance Authority (West Virginia United Health System, Inc.)
5.50%, 6/01/44	2,100	2,353,659

Wisconsin - 1.3%
Public Finance Authority (Rose Villa)
Series 2014A
5.75%, 11/15/44	1,000	1,000,670
University of Wisconsin Hospitals & Clinics Authority
Series 2013A
5.00%, 4/01/38	4,155	4,490,973

		5,491,643

Total Long-Term Municipal Bonds (cost $386,474,589)		399,342,323

	Principal Amount (000)	U.S. $ Value
Short-Term Municipal Notes - 4.5%
Alaska - 0.8%
City of Valdez AK (Exxon Mobil Corp.)
Series 1993A
0.02%, 12/01/33 (g)	$3,600	$3,600,000

Mississippi - 3.0%
Mississippi Business Finance Corp. (Chevron USA, Inc.)
Series 2010H
0.03%, 11/01/35 (g)	8,000	8,000,000
Series 2011G
0.05%, 11/01/35 (g)	5,100	5,100,000

		13,100,000

Wyoming - 0.7%
County of Sublette WY (Exxon Mobil Corp.)
0.04%, 11/01/14 (g)	3,000	3,000,000

Total Short-Term Municipal Notes (cost $19,700,000)		19,700,000

Total Municipal Obligations (cost $406,174,589)		419,042,323

	Shares
SHORT-TERM INVESTMENTS - 4.4%
Investment Companies - 4.4%
AllianceBerstein Fixed-Income Shares Inc. - Government STIF Portfolio, 0.08% (h) (cost $19,136,964)	19,136,964	19,136,964

Total Investments - 100.7% (cost $425,311,553) (i)		438,179,287
Other assets less liabilities - (0.7)%		(2,909,800)

Net Assets - 100.0%		$435,269,487

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, the aggregate market value of these securities amounted to $21,264,598 or 4.9% of net assets.
(b)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(c)	Illiquid security.
(d)	When-Issued or delayed delivery security.
(e)	Security is in default and is non-income producing.
(f)	Variable rate coupon, rate shown as of July 31, 2014.

(g)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(i)	As of July 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $17,198,678 and gross unrealized depreciation of investments was $(4,330,944), resulting in net unrealized appreciation of $12,867,734.

As of July 31, 2014, the Fund held 0.7% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGC	-	Assured Guaranty Corporation
AMBAC	-	Ambac Assurance Corporation
COP	-	Certificate of Participation
CIFG NA	-	CIFG Assurance North America Inc.
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein Municipal Income Shares

July 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2014:

Investments in Securities:	Level 1			Level 2			Level 3		Total
Assets:
Long-Term Municipal Bonds:
Alaska	$	– 0	–	$	– 0	–	$109,596		$109,596
Arizona		– 0	–		544,385		1,641,786		2,186,171
California		– 0	–		26,417,709		7,819,614		34,237,323
Colorado		– 0	–		13,141,994		1,515,150		14,657,144
Florida		– 0	–		36,184,818		3,004,852		39,189,670
Idaho		– 0	–		226,784		2,117,220		2,344,004
Illinois		– 0	–		22,052,845		11,472,062		33,524,907
Kentucky		– 0	–		3,056,631		2,673,417		5,730,048
Louisiana		– 0	–		3,117,665		4,112,777		7,230,442
Massachusetts		– 0	–		757,486		4,515,795		5,273,281
Michigan		– 0	–		20,520,459		2,469,845		22,990,304
New Jersey		– 0	–		17,276,260		3,583,764		20,860,024
New York		– 0	–		33,682,790		4,488,692		38,171,482
North Carolina		– 0	–		1,694,437		378,970		2,073,407
Ohio		– 0	–		12,994,428		3,033,542		16,027,970
Oklahoma		– 0	–		– 0	–	1,342,068		1,342,068
Pennsylvania		– 0	–		18,078,133		1,193,180		19,271,313
Rhode Island		– 0	–		– 0	–	3,580,385		3,580,385
South Carolina		– 0	–		425,028		1,900,480		2,325,508
Tennessee		– 0	–		5,120,221		1,782,276		6,902,497
Texas		– 0	–		18,475,841		10,068,822		28,544,663
Utah		– 0	–		111,093		345,740		456,833
Vermont		– 0	–		– 0	–	201,492		201,492
Virginia		– 0	–		11,398,174		2,992,174		14,390,348
Washington		– 0	–		5,867,924		8,364,202		14,232,126
Wisconsin		– 0	–		4,490,973		1,000,670		5,491,643
Other		– 0	–		57,997,674		– 0	–	57,997,674
Short-Term Municipal Notes		– 0	–		19,700,000		– 0	–	19,700,000
Short-Term Investments		19,136,964			– 0	–	– 0	–	19,136,964

Total Investments in Securities		19,136,964			333,333,752		85,708,571		438,179,287
Other Financial Instruments*		– 0	–		– 0	–	– 0	–	– 0	–

Total^		$19,136,964			$333,333,752		$85,708,571		$438,179,287

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 4/30/14	$77,665,952		$77,665,952
Accrued discounts/(premiums)	(2,703)		(2,703)
Realized gain (loss)	101,587		101,587
Change in unrealized appreciation/depreciation	2,465,359		2,465,359
Purchases	7,456,118		7,456,118
Sales	(1,977,740)		(1,977,740)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 7/31/14	$85,708,573		$85,708,573

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/14	$2,465,296		$2,465,296

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at July 31, 2014:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 7/31/14	Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds	$84,458,571	Third Party Vendor	Lack of External Credit Rating	$66.24 - $129.85/$106.66
	$1,250,000	Qualitative Assessment	Transaction Price	$100.00/NA

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Taxable Multi-Sector Income Shares

Portfolio of Investments

July 31, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 58.7%
Industrial - 34.8%
Basic - 4.6%
BHP Billiton Finance USA Ltd.
1.875%, 11/21/16	$1,175	$1,201,946
Dow Chemical Co. (The)
2.50%, 2/15/16	1,175	1,203,855
Ecolab, Inc.
3.00%, 12/08/16	1,145	1,194,924
Glencore Funding LLC
1.70%, 5/27/16 (a)	1,200	1,208,381
Monsanto Co.
0.423%, 11/07/16 (b)	130	130,117
PPG Industries, Inc.
6.65%, 3/15/18	330	381,468
Rio Tinto Finance USA PLC
1.375%, 6/17/16	625	631,083

		5,951,774

Capital Goods - 2.3%
Caterpillar Financial Services Corp.
Series G
2.05%, 8/01/16	1,180	1,209,442
John Deere Capital Corp.
0.75%, 1/22/16	435	436,342
1.125%, 6/12/17	700	698,644
Republic Services, Inc.
3.80%, 5/15/18	555	591,234

		2,935,662

Communications - Media - 4.7%
CBS Corp.
1.95%, 7/01/17	555	562,799
Cox Communications, Inc.
5.50%, 10/01/15	1,230	1,296,595
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
2.40%, 3/15/17	1,065	1,093,197
NBCUniversal Enterprise, Inc.
0.771%, 4/15/16 (a)(b)	270	271,369
NBCUniversal Media LLC
3.65%, 4/30/15	755	773,328
Time Warner Cable, Inc.
5.85%, 5/01/17	890	995,163
Time Warner, Inc.
3.15%, 7/15/15	985	1,009,357

		6,001,808

Communications - Telecommunications - 3.0%
AT&T, Inc.
1.40%, 12/01/17	1,035	1,029,514
British Telecommunications PLC
1.625%, 6/28/16	990	1,001,256
Deutsche Telekom International Finance BV
2.25%, 3/06/17 (a)	1,170	1,193,654

	Principal Amount (000)	U.S. $ Value
Verizon Communications, Inc.
2.00%, 11/01/16	$680	$693,597

		3,918,021

Consumer Cyclical - Automotive - 1.4%
Ford Motor Credit Co. LLC
3.00%, 6/12/17	1,155	1,198,782
Volkswagen International Finance NV
1.125%, 11/18/16 (a)	600	600,901

		1,799,683

Consumer Cyclical - Retailers - 2.4%
CVS Caremark Corp.
3.25%, 5/18/15	1,165	1,190,258
Kohl’s Corp.
6.25%, 12/15/17	1,000	1,143,627
Walgreen Co.
1.00%, 3/13/15	790	792,808

		3,126,693

Consumer Non-Cyclical - 9.1%
AbbVie, Inc.
1.75%, 11/06/17	1,195	1,195,022
Actavis Funding SCS
1.30%, 6/15/17 (a)	1,150	1,144,466
Allergan, Inc./United States
1.35%, 3/15/18	401	386,765
Altria Group, Inc.
4.125%, 9/11/15	955	990,686
Amgen, Inc.
2.125%, 5/15/17	1,175	1,199,601
Anheuser-Busch InBev Finance, Inc.
0.80%, 1/15/16	1,205	1,210,227
Bunge Ltd. Finance Corp.
4.10%, 3/15/16	560	586,215
Express Scripts Holding Co.
2.65%, 2/15/17	1,225	1,264,624
Kraft Foods Group, Inc.
1.625%, 6/04/15	1,085	1,094,898
Kroger Co. (The)
3.90%, 10/01/15	1,135	1,175,138
Thermo Fisher Scientific, Inc.
3.20%, 5/01/15-3/01/16	1,235	1,266,074
Whirlpool Corp.
1.35%, 3/01/17	138	137,655

		11,651,371

Energy - 4.3%
Anadarko Petroleum Corp.
5.95%, 9/15/16	1,025	1,128,259
Enterprise Products Operating LLC
3.20%, 2/01/16	764	791,336
Series L
6.30%, 9/15/17	215	246,433
Kinder Morgan Energy Partners LP
3.50%, 3/01/16	501	519,862

	Principal Amount (000)	U.S. $ Value
Marathon Petroleum Corp.
3.50%, 3/01/16	$959	$997,019
Transocean, Inc.
4.95%, 11/15/15	1,240	1,301,556
Williams Partners LP
3.80%, 2/15/15	570	579,213

		5,563,678

Technology - 3.0%
Apple, Inc.
1.05%, 5/05/17	1,030	1,028,768
Cisco Systems, Inc.
0.507%, 3/03/17 (b)	1,210	1,214,645
Hewlett-Packard Co.
2.65%, 6/01/16	1,050	1,079,115
Xerox Corp.
2.95%, 3/15/17	510	530,273

		3,852,801

		44,801,491

Financial Institutions - 23.1%
Banking - 17.2%
Abbey National Treasury Services PLC/London
4.00%, 4/27/16	805	848,133
ABN AMRO Bank NV
1.375%, 1/22/16 (a)	750	754,994
Bank of America Corp.
1.25%, 1/11/16	1,605	1,613,479
Barclays Bank PLC
3.90%, 4/07/15	805	823,542
BB&T Corp.
2.05%, 6/19/18	595	598,746
Capital One Bank USA NA
1.15%, 11/21/16	1,045	1,045,983
Citigroup, Inc.
1.30%, 4/01/16	1,015	1,020,014
1.35%, 3/10/17	335	334,368
Fifth Third Bancorp
3.625%, 1/25/16	515	536,148
Goldman Sachs Group, Inc. (The)
1.60%, 11/23/15	1,010	1,020,449
Huntington National Bank (The)
1.30%, 11/20/16	1,200	1,211,455
ING Bank NV
1.375%, 3/07/16 (a)	910	916,396
JPMorgan Chase & Co.
0.744%, 2/15/17(b)	1,025	1,029,111
3.15%, 7/05/16	1,125	1,171,056
Lloyds Bank PLC
4.875%, 1/21/16	1,120	1,187,882
Manufacturers & Traders Trust Co.
1.45%, 3/07/18	565	557,995
Mizuho Bank Ltd.
0.663%, 4/16/17 (a)(b)	1,000	1,000,258

	Principal Amount (000)	U.S. $ Value
Morgan Stanley
1.75%, 2/25/16	$1,260	$1,276,540
Royal Bank of Canada
0.563%, 1/23/17 (b)	1,615	1,619,359
Royal Bank of Scotland Group PLC
2.55%, 9/18/15	1,174	1,196,207
SunTrust Banks, Inc.
3.60%, 4/15/16	1,140	1,191,865
US Bancorp/MN
0.714%, 11/15/18 (b)	130	131,044
Wells Fargo & Co.
1.15%, 6/02/17	1,100	1,094,701

		22,179,725

Insurance - 4.5%
American International Group, Inc.
5.45%, 5/18/17	1,000	1,108,983
Cigna Corp.
2.75%, 11/15/16	1,230	1,275,004
Hartford Financial Services Group, Inc. (The)
4.00%, 3/30/15	1,155	1,181,479
New York Life Global Funding
0.80%, 2/12/16 (a)	1,205	1,208,490
Prudential Financial, Inc.
4.75%, 9/17/15	945	987,618

		5,761,574

REITS - 1.4%
HCP, Inc.
3.75%, 2/01/16	763	795,804
Health Care REIT, Inc.
3.625%, 3/15/16	757	789,193
4.70%, 9/15/17	215	234,570

		1,819,567

		29,760,866

Utility - 0.8%
Electric - 0.8%
Constellation Energy Group, Inc.
4.55%, 6/15/15	1,040	1,074,264

Total Corporates - Investment Grades (cost $75,569,019)		75,636,621

GOVERNMENTS - TREASURIES – 23.2%
United States – 23.2%
U.S. Treasury Notes
0.375%, 4/15/15	11,800	11,823,506
0.875%, 7/15/17	18,100	18,032,125

Total Governments - Treasuries (cost $29,862,114)		29,855,631

	Principal Amount (000)	U.S. $ Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.0%
Non-Agency Fixed Rate CMBS - 7.9%
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A2
2.962%, 11/10/46	$1,000	$1,031,118
Commercial Mortgage Pass Through Certificates
Series 2013-CR10, Class A2
2.972%, 8/10/46	1,050	1,085,362
Series 2014-LC15, Class A2
2.84%, 4/10/47	790	808,980
Commercial Mortgage Pass-Through Certificates
Series 2013-CR6, Class A2
2.122%, 3/10/46	1,000	1,008,841
GS Mortgage Securities Trust
Series 2014-GC20, Class A2
3.002%, 4/10/47	1,000	1,030,618
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-C13, Class A2
2.665%, 1/15/46	1,000	1,021,744
Series 2013-C16, Class A2
3.07%, 12/15/46	1,000	1,035,052
JPMBB Commercial Mortgage Securities Trust
Series 2013-C15, Class A2
2.977%, 11/15/45	1,000	1,031,578
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11, Class A2
3.085%, 8/15/46	1,000	1,037,070
WFRBS Commercial Mortgage Trust
Series 2013-C16, Class A2
3.223%, 9/15/46	1,000	1,042,561

		10,132,924

Non-Agency Floating Rate CMBS - 1.1%
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-INN, Class A
1.072%, 6/15/29 (a)(b)	1,000	1,001,379
Resource Capital Corp.
Series 2014-CRE2, Class A
1.204%, 4/15/32 (a)(b)	425	424,500

		1,425,879

Total Commercial Mortgage-Backed Securities (cost $11,619,042)		11,558,803

ASSET-BACKED SECURITIES - 8.2%
Credit Cards - Floating Rate - 3.9%
Barclays Dryrock Issuance Trust
Series 2014-2, Class A
0.492%, 3/16/20 (b)	1,000	1,000,000

	Principal Amount (000)	U.S. $ Value
Cabela’s Master Credit Card Trust
Series 2012-2A, Class A2
0.632%, 6/15/20 (a)(b)	$1,000	$1,007,162
Chase Issuance Trust
Series 2012-A2, Class A2
0.422%, 5/15/19 (b)	1,000	1,002,484
Citibank Credit Card Issuance Trust
Series 2013-A7, Class A7
0.583%, 9/10/20 (b)	1,000	1,006,184
Discover Card Execution Note Trust
Series 2014-A1, Class A1
0.582%, 7/15/21 (b)	1,000	1,003,120

		5,018,950

Autos - Fixed Rate - 3.1%
Ford Credit Floorplan Master Owner Trust
Series 2014-1, Class A1
1.20%, 2/15/19	1,000	998,874
Harley-Davidson Motorcycle Trust
Series 2014-1, Class A3
1.10%, 9/15/19	1,000	998,118
Hertz Vehicle Financing LLC
Series 2010-1A, Class A2
3.74%, 2/25/17 (a)	1,000	1,039,005
Mercedes-Benz Auto Lease Trust
Series 2014-A, Class A2A
0.48%, 6/15/16	1,004	1,003,854

		4,039,851

Autos - Floating Rate - 0.8%
Santander Drive Auto Receivables Trust
Series 2014-2, Class A2B
0.472%, 7/17/17 (b)	1,000	1,000,326

Credit Cards - Fixed Rate - 0.4%
American Express Credit Account Master Trust
Series 2014-2, Class A
1.26%, 1/15/20	560	558,691

Total Asset-Backed Securities (cost $10,611,982)		10,617,818

	Shares
SHORT-TERM INVESTMENTS - 2.0%
Investment Companies - 2.0%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.08% (c) (cost $2,545,856)	2,545,856	2,545,856

Total Investments – 101.1% (cost $130,208,013) (d)		130,214,729
Other assets less liabilities - (1.1)%		(1,475,851)

Net Assets - 100.0%		$128,738,878

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2014	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc./(CME):
CDX-NAIG Series 22, 5 Year Index, 06/20/2019*	1.00%	0.64%	$20,000	$358,598	$36,204
CDX-NAIG Series 22, 5 Year Index, 06/20/2019*	1.00	0.64	2,500	44,824	1,278

				$403,422	$37,482

*	Termination date
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, the aggregate market value of these securities amounted to $11,770,955 or 9.1% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at July 31, 2014.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of July 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $153,765 and gross unrealized depreciation of investments was $(147,049), resulting in net unrealized appreciation of $6,716.

Glossary:

CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
REIT	-	Real Estate Investment Trust

AllianceBernstein Taxable Multi-Sector Income Shares

July 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2014:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates - Investment Grades	$	– 0	–	$75,636,621		$	– 0	–	$75,636,621
Governments - Treasuries		– 0	–	29,855,631			– 0	–	29,855,631
Commercial Mortgage-Backed Securities		– 0	–	11,134,303			424,500		11,558,803
Asset-Backed Securities		– 0	–	10,617,818			– 0	–	10,617,818
Short-Term Investments		2,545,856		– 0	–		– 0	–	2,545,856

Total Investments in Securities		2,545,856		127,244,373			424,500		130,214,729
Other Financial Instruments*:
Assets:
Centrally Cleared Credit Default Swaps		– 0	–	37,482			– 0	–	37,482	#

Total^		$2,545,856		$127,281,855			$424,500		$130,252,211

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
#	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative appreciation/ (depreciation) of futures contracts as reported in the portfolio of investments.
^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset - Backed Securities			Total
Balance as of 4/30/13	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		– 0	–		– 0	–
Purchases		424,500			424,500
Sales		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 7/31/14		$424,500			$424,500

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/14	$	– 0	–	$	– 0	–

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Corporate Shares

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 22, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 22, 2014